Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 1,895,048	$ 259,621	¥ 1,546,308	¥ 1,131,829